Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Financial Risk Management Objectives and Policies
23.	Financial Risk Management Objectives and Policies
The Group’s principal financial instruments comprise cash, cash equivalents and short-term deposits. The main purpose of these financial instruments is to invest the proceeds of capital contributions and upfront payments from collaboration agreements. The Group has various other financial instruments such as other receivables and trade accounts payable, which arise directly from its operations.
The main risks arising from the Group’s financial instruments are market risk and liquidity risk. The Board of Management reviews and agrees on
policies for managing these risks as summarized below. The Group also monitors the market price risk arising from all financial instruments.
Interest rate risk
The exposure of the Group to changes in interest rates relates to investments in deposits and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments.
Regarding the liabilities shown in the Consolidated Statement of Financial Position, the Group is currently not subject to interest rate risks. The Group is subject to a limited risk resulting from negative interest rates on financial instruments, especially on cash and cash equivalents and Other financial assets.
Credit risk
Financial instruments that potentially subject the Group to concentrations of credit and liquidity risk consist primarily of cash and cash equivalents and short-term deposits. The Group’s cash and cash equivalents are denominated in Euros and US Dollars and maintained with two high-quality financial institutions in Germany and two in the United States.
The maximum default risk is €232 million and €119 million as of December 31, 2020 and 2019, respectively. These amounts consist of €208 million and €103 million cash and cash equivalents as well as €24 million and €16 million Other financial assets as of December 31, 2020 and 2019, respectively.
The cash and cash equivalents are held with banks, which are rated BBB+ to Aa3 by
S&P and Moody`s. Short-term deposits are graded within the investment category from P1 to P2 by the rating agency Moody`s.

The Group continually monitors its positions with, and the credit quality of, the financial institutions and corporation, which are counterparts to its financial instruments and does not anticipate non-performance.
The Group monitors the risk of a liquidity shortage. The main factors considered here are the maturities of financial assets as well as expected cash flows from equity measures
.
Currency risk
Currency risk shows the risk that the value of a financial instrument will fluctuate due to changes in foreign exchange rates. In particular it poses a threat if the value of the currency in which liabilities are priced appreciates relative to the currency of the assets. The business transactions of the Group are generally conducted in Euros and U.S. dollars. The Group aims to match EUR cash inflows with EUR cash outflows and U.S. dollar cash inflows with U.S. Dollar cash outflows where possible.
The objective of currency risk management is to identify, manage and control currency risk exposures within acceptable parameters.
Due to the initial public offering in 2020, the Group has a significant U.S. dollar amount on its statements of financial position. In 2020 the Group recognized significant foreign exchange losses as Immatics N.V.`s and Immatics GmbH´s functional currency is Euro, but both entities hold significant U.S. dollar amounts.
Cash, cash equivalents and financial assets balances denominated in U.S. dollars held by entities with functional currency of EUR are as follows:
Cash, cash equivalents and financial assets Immatics N.V.

Year ended December 31,
2020
(Euros in thousands)
Cash and cash equivalents	42,528
Financial assets	—

Total assets exposed to the risk	42,528

Conversion rate EUR/USD as reporting date 1/1.2271

Cash, cash equivalents and financial assets Immatics GmbH

Year ended December 31,
2020
(Euros in thousands)
Cash and cash equivalents	52,015
Financial assets	24,448

Total assets exposed to the risk	76,463

Conversion rate EUR/USD as reporting date 1/1.2271
Since the Group is primarily exposed to changes in U.S. dollars/euro exchange rates, the sensitivity of profit or loss to changes in the exchange rates, results mainly from U.S. dollar financial instruments.
In 2020, if the euro had weakened/strengthened by 10% against U.S. dollars by considering that all other variables held constant, the Group`s loss would have been €10.9 million higher/€13.2 million lower, resulting from foreign exchange on translation of U.S. dollar assets of Immatics N.V. and Immatics GmbH.

Sensitivity analysis Immatics N.V.:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(421)	42,107
Euro strengths by 1% against U.S. dollars	1.2148	430	42,958
Euro weakens by 5% against U.S. dollars	1.2885	(2,025)	40,503
Euro strengths by 5% against U.S. dollars	1.1657	2,238	44,766
Euro weakens by 10% against U.S. dollars	1.3498	(3,866)	38,662
Euro strengths by 10% against U.S. dollars	1.1044	4,725	47,253
Sensitivity analysis Immatics GmbH:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 1% against U.S. dollars	1.2394	(757)	75,706
Euro strengths by 1% against U.S. dollars	1.2148	772	77,235
Euro weakens by 5% against U.S. dollars	1.2885	(3,641)	72,822
Euro strengths by 5% against U.S. dollars	1.1657	4,024	80,487
Euro weakens by 10% against U.S. dollars	1.3498	(6,951)	69,512
Euro strengths by 10% against U.S. dollars	1.1044	8,496	84,959
Liquidity risk
The Group continuously monitors its risk to a shortage of funds. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital raises. All financial liabilities are due within six months.
As of December 31, 2020, and 2019, the Group held the following funds which are expected to generate cash inflows in time, to counteract liquidity risk.

	Year ended December 31,
	2020	2019
	(Euros in thousands)
Cash and cash equivalents	207,530	103,353
Short-term deposits	24,448	16,023

Total funds available	231,978	119,376